PROFIT/(LOSS) BEFORE INCOME TAX	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Profitloss Before Income Tax
PROFIT/(LOSS) BEFORE INCOME TAX

6.	PROFIT/(LOSS) BEFORE INCOME TAX

The Group’s profit/(loss) before tax is arrived at after (crediting)/charging:

	Six months ended June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Crediting:
Finance income (Note 5)	(9,376)	(8,101)	(1,117)

Charging:
Cost of sales
- Construction service	5,107	2,423	334
- Operation and maintenance services	—	256	35
- Operation services related to service concession arrangement	3,664	2,697	372
Total	8,771	5,376	741

Depreciation
- Property, plant and equipment	141	106	14
- Right-of-use assets	707	713	98
Amortization of intangible assets	404	395	54
Expense relating to short-term leases	174	209	29
Impairment losses/(reversal) on financial assets:
- Trade receivables	1,936	388	53
- Contract assets	(41)	3,546	489
- Other receivables	1,077	6,829	942
Fair value (gain)/loss on financial instruments:
- Derivative financial liabilities (Note 16(b))	(559)	86	12
Other income	(731)	(642)	(89)
Finance costs (Note 5)	1,822	1,930	266

6.	PROFIT/(LOSS) BEFORE INCOME TAX

The Group’s profit/(loss) before tax is arrived at after (crediting)/charging:

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Crediting:
Finance income (Note 5)	(15,468)	(16,935)	(15,607)	(2,263)

Charging:
Cost of sales
- Sales of copper ores	6,854	—	—	—
- Sales of water treatment equipment	—	—	94	14
- Construction service	6,479	12,876	8,580	1,244
- Operation and maintenance services	3,177	162	—	—
- Operation services related to service concession arrangements	3,878	5,067	5,811	842
- Construction services related to service concession arrangement	18,827	389	—	—
Cost of sales	39,215	18,494	14,485	2,100

Depreciation
- Property, plant and equipment (Note 11)	565	510	304	44
- Right-of-use assets (Note 13)	1,663	1,366	1,413	205
Amortization of intangible assets* (Note 12)	156	884	813	118
Expense relating to short-term leases (Note 13)	496	601	490	71
Impairment losses/(reversal) on financial assets:
- Trade receivables	4,544	3,840	(3,989)	(578)
- Contract assets	172	357	171	25
- Other receivables	—	239	2,745	397
- Amounts due from related companies	(554)	(1,106)	—	—
Fair value (gain)/loss on financial instruments:
- Financial assets at fair value through profit or loss	(31,334)	45,816	—	—
- Derivative financial liabilities (Note 22 (b))	—	(7,467)	(1,007)	(146)
Consultants share option expense (Note 27)	—	—	16,152	2,342
Issuance expense related to placement	—	1,579	—	—
Other (income)/losses	(1,616)	183	(904)	(131)
Finance costs (Note 5)	3,749	4,359	3,395	492

Employee benefit expenses** (Note 7)	11,412	11,496	10,587	1,535

*	The amortization of intangible assets allocated to cost of sales amounted to CNY115, CNY835 and CNY766 (US$111) and administrative expenses amounted to CNY41, CNY49 and CNY47 (US$7) on the face of the consolidated statements of profit or loss for the years ended December 31, 2020, 2021 and 2022.

**	The employee benefit expenses allocated to cost of sales amounted to CNY3,371, CNY2,772 and CNY1,418 (US$206), selling and distribution expenses amounted to CNY238, CNY159, CNY111 (US$16) and administrative expenses amounted to CNY7,803, CNY8,565 and CNY9,058 (US$1,313) on the face of the consolidated statements of profit or loss for the years ended December 31, 2020, 2021 and 2022.